Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Revenues from third parties, net	$ 1,201,124	$ 1,546,972	$ 887,282
Revenues from related parties, net	215	125	0
Total revenues	1,201,339	1,547,097	887,282
Costs and expenses:
Cost of revenues	714,233	798,519	666,501
Research and development	175,557	151,386	122,265
General and administrative	28,503	29,281	23,915
Reversal of credit losses	0	(190)	0
Sales and marketing	25,459	23,080	16,675
Total costs and expenses	943,752	1,002,076	829,356
Operating income	257,587	545,021	57,926
Non operating income (loss):
Interest income	4,813	876	967
Changes in fair value of financial assets at fair value through profit or loss	1,246	(284)	472
Foreign currency exchange gains (losses), net	5,506	1,096	(327)
Finance costs	(2,783)	(1,074)	(1,705)
Share of losses of associates	(743)	(1,392)	(638)
Other income	10,939	349	177
Total non operating income (loss)	18,978	(429)	(1,054)
Profit before income taxes	276,565	544,592	56,872
Income tax expense	41,098	110,657	11,712
Profit for the year	235,467	433,935	45,160
Loss attributable to noncontrolling interests	1,515	2,961	1,974
Profit attributable to Himax Technologies, Inc. stockholders	$ 236,982	$ 436,896	$ 47,134
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$ 0.68	$ 1.25	$ 0.14
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	0.68	1.25	0.14
Basic earnings per ADS attributable to Himax Technologies, Inc. stockholders	1.36	2.50	0.27
Diluted earnings per ADS attributable to Himax Technologies, Inc. stockholders	$ 1.36	$ 2.50	$ 0.27